Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Printers leased to clients [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	25%
Minimum [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7%
Minimum [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	20%
Minimum [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7%
Minimum [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7%
Maximum [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	50%
Maximum [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	33%
Maximum [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	15%
Maximum [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	10%